Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In accordance with Item 402(x) of Regulation S-K, we are providing information regarding our procedures related to the grant of certain equity awards close in time to the release of material non-public information. Equity awards made to the CEO and other executive officers must be approved by the Compensation Committee.
During fiscal 2025, equity awards to employees generally were granted on regularly scheduled, predetermined dates. Neither the Compensation Committee nor the Equity Incentive Committee grants options in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates, in either case for the purpose of impacting the value of executive compensation.
During fiscal 2025, there were no option awards, stock appreciation rights or other option-like awards granted to any named executive officers within four business days preceding the filing of any report of Forms 10-K, 10-Q, or 8-K that discloses material nonpublic information.

Award Timing Method	During fiscal 2025, equity awards to employees generally were granted on regularly scheduled, predetermined dates. Neither the Compensation Committee nor the Equity Incentive Committee grants options in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates, in either case for the purpose of impacting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
In accordance with Item 402(x) of Regulation S-K, we are providing information regarding our procedures related to the grant of certain equity awards close in time to the release of material non-public information. Equity awards made to the CEO and other executive officers must be approved by the Compensation Committee.
During fiscal 2025, equity awards to employees generally were granted on regularly scheduled, predetermined dates. Neither the Compensation Committee nor the Equity Incentive Committee grants options in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates, in either case for the purpose of impacting the value of executive compensation.
During fiscal 2025, there were no option awards, stock appreciation rights or other option-like awards granted to any named executive officers within four business days preceding the filing of any report of Forms 10-K, 10-Q, or 8-K that discloses material nonpublic information.

MNPI Disclosure Timed for Compensation Value	false